Annual Total Returns (Vanguard Managed Payout Distribution Focus Fund - Investor Shares Retail) (Vanguard Managed Payout Distribution Focus Fund, Vanguard Managed Payout Distribution Focus Fund - Investor Shares)
12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Annual Total Return
2012	9.39%
2011	1.84%
2010	13.43%
2009	22.56%